MEZZANINE EQUITY AND WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
MEZZANINE EQUITY AND WARRANT LIABILITIES
Schedule of fair value of the warrants calculated using the Black-Scholes pricing model

	As of December 31, 2024
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	4.45%	—	4.48%
Estimated volatility rate	57.91%	—	57.17%
Dividend yield	0%	—	0%
Spot price of underling ordinary share	1.52	—	1.52
Exercise price	$180	$—	$180
Fair value of warrant	$9	$—	$13

	As of December 31, 2023
	Series A Warrant	Series B Warrant	Series C Warrant
Risk-free rate of return	3.95%	4.97%	3.94%
Estimated volatility rate	58.44%	45.58%	57.54%
Dividend yield	0%	0%	0%
Spot price of underling ordinary share	0.025	—	0.025
Exercise price	$0.05	$—	$0.05
Fair value of warrant	$232	$—	$—